Acquisitions (Schedule Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Goodwill, Beginning Balance	$ 54,890
Goodwill acquired in conjunction with the acquisition of VSB	8,098
Goodwill, Ending Balance	$ 62,988